Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 109,175,000.00
Previously Paid Amount	0.00
Total Fee Amount	15,077.07
Total Offset Amount	15,077.07
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false